PRIVATE PLACEMENT (Details) - Private Placement - Private Placement Warrants	Nov. 12, 2021 USD ($) $ / shares shares
PRIVATE PLACEMENT
Number of warrants to purchase shares | shares	8,200,000
Price of warrants | $ / shares	$ 1.00
Aggregate purchase price | $	$ 8,200,000
Number of shares per warrant | shares	1
Exercise price of warrant | $ / shares	$ 11.50